Consolidated Balance Sheets ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,856,187	$ 269,122,000	¥ 662,768
Restricted cash	2,763	401,000	7,664
Short-term investments	4,636,774	672,269,000	4,568,346
Accounts receivable, net of allowance for credit losses of nil and RMB23,298 as of December 31, 2021 and 2022, respectively	141,468	20,511,000	191,519
Inventories	604,884	87,700,000	537,472
Advance to suppliers	83,835	12,155,000	86,711
Prepayments and other current assets	170,336	24,696,000	461,843
Total current assets	7,496,247	1,086,854,000	6,516,323
Non-current assets:
Property and equipment, net	314,980	45,668,000	472,371
Operating lease right-of-use assets	1,425,117	206,622,000	2,245,571
Other non-current assets, net of allowance for credit losses of nil and RMB2,930 as of December 31, 2021 and 2022, respectively	145,563	21,105,000	185,793
Total non-current assets	1,885,660	273,395,000	2,903,735
TOTAL ASSETS.	9,381,907	1,360,249,000	9,420,058
Current liabilities:
Accounts payable	1,886,689	273,544,000	2,058,624
Customer advances and deferred revenue	253,010	36,683,000	243,480
Accrued expenses and other current liabilities	810,963	117,579,000	653,261
Salary and welfare payable	329,104	47,716,000	244,740
Operating lease liabilities, current	693,496	100,547,000	969,494
Short-term borrowings	4,237,978	614,449,000	3,121,046
Current portion of long-term borrowings	0	0	57,875
Total current liabilities	8,211,240	1,190,518,000	7,348,520
Non-current liabilities:
Operating lease liabilities, non-current	678,000	98,301,000	1,244,096
Other non-current liabilities	75,000	10,874,000	69,373
Total non-current liabilities	753,000	109,175,000	1,313,469
TOTAL LIABILITIES.	8,964,240	1,299,693,000	8,661,989
COMMITMENTS AND CONTINGENCIES
Mezzanine Equity:
Redeemable Noncontrolling Interests	107,490	15,585,000	30,000
TOTAL MEZZANINE EQUITY	107,490	15,585,000	30,000
Shareholders' equity:
Additional paid-in capital	13,922,811	2,018,618,000	13,685,062
Treasury stock	(20,666)	(2,997,000)	(7,042)
Accumulated deficit	(13,580,086)	(1,968,928,000)	(12,765,713)
Accumulated other comprehensive loss	(11,886)	(1,723,000)	(184,242)
TOTAL SHAREHOLDERS' EQUITY	310,177	44,971,000	728,069
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	9,381,907	1,360,249,000	9,420,058
Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1,000	3
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 1	$ 0	¥ 1